Average Annual Total Returns			12 Months Ended	39 Months Ended
		Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive US Aggregate Bond Index
Average Annual Return, Percent			0.80%	(2.89%)
Solactive GBS Global Markets All Cap USD Index TR
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent			16.75%	6.25%
Custom Blended Benchmark
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Custom Blended Benchmark1
Average Annual Return, Percent	[1]		6.26%	0.77%
Solactive GBS Developed Markets ex North America Large & Mid Cap NTR Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Developed Markets ex North America Large & Mid Cap NTR Index
Average Annual Return, Percent			4.03%	1.72%
Solactive GBS Emerging Markets Large & Mid Cap NTR Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Emerging Markets Large & Mid Cap NTR Index
Average Annual Return, Percent			7.58%	(1.26%)
Solactive GBS United States 1000 NTR Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS United States 1000 NTR Index
Average Annual Return, Percent			24.06%	9.67%
Defined Duration 10 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.91%	(1.07%)
Performance Inception Date		Sep. 20, 2021
Defined Duration 10 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.75%	(1.92%)
Defined Duration 10 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.83%	(1.10%)

[1]	20.25% Solactive GBS United States 1000 NTR Index, 20.25% Solactive GBS Developed Markets ex North America Large & Mid Cap NTR Index, 4.5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, 55% Solactive US Aggregate Bond Index.